Information Regarding Members of the Board of Directors and Group Management - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022
Disclosure of Information About Board Management and Employees [line items]
Board fee description	The Annual General Meeting 2023 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.
Number of trading days	5 days
Remuneration excluding social security charges	kr 6,350,763
Number of shares outstanding	3,344,151,735	3,334,151,735	3,334,151,735	3,334,151,735
Accounted debt	kr 16,690,551
Other Members of Executive Team [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments for defined benefit based pensions including disability and survivor's pension	35,400,000	kr 37,600,000
Commitments related to ITP and early retirement	28,300,000	30,000,000
Commitment to disability and survivors pensions	kr 7,100,000	kr 7,700,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Weighted average market price	kr 55.34	kr 59.91
Number of shares outstanding	3,082,395,752	3,072,395,752	3,072,395,752	3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares outstanding	241,184
Board meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 2,250
Committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,800
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	4,500,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,140,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	495,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	285,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	210,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 185,000